Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000173046 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000173046 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000173046 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173046 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173046 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000173046 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.40%
C000173046 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173045 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000173045 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000173045 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173045 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173045 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000173045 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.40%
C000173045 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207216 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207216 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000207216 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000207216 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000207216 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.50%
C000207216 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000207215 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207215 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000207215 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000207215 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000207215 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.50%
C000207215 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000159233 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000159233 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159233 | 72201Y101 | Pimco Dynamic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159233 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000159233 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159233 | 69355M107 | PIMCO Dynamic Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159233 | 88636J154 | Defiance Nasdaq 100 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159233 | 33738R308 | First Trust BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159233 | 88636J147 | Defiance S&P 500 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159233 | 33738R407 | First Trust Nasdaq BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159233 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000159233 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000159233 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159233 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000159233 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	54.80%
C000159233 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.20%
C000159233 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	24.00%
C000161918 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000161918 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000161918 | 72201Y101 | Pimco Dynamic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000161918 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161918 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161918 | 69355M107 | PIMCO Dynamic Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161918 | 88636J154 | Defiance Nasdaq 100 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161918 | 33738R308 | First Trust BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161918 | 88636J147 | Defiance S&P 500 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161918 | 33738R407 | First Trust Nasdaq BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161918 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000161918 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000161918 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161918 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000161918 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	54.80%
C000161918 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	21.20%
C000161918 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	24.00%